Related Party Disclosures (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Related Party Disclosure [Line Items]
Due to related party		$ 15,346
Bearing interest rate		2.00%
Interest bearing balance		$ 7,669	$ 7,643
Variable rate		1.15%	1.15%
Non-interest bearing		$ 20,156	$ 20,681
AMTD Group [Member]
Related Party Disclosure [Line Items]
Due from related party					73,616
Due to related party					45,469
Fellow subsidiaries [Member]
Related Party Disclosure [Line Items]
Due from related party					212,394
Due to related party					$ 239,206
Minimum [Member]
Related Party Disclosure [Line Items]
Interest bearing balance			$ 25,479
Maximum [Member]
Related Party Disclosure [Line Items]
Interest bearing balance		$ 25,564
Class B ordinary shares [Member]
Related Party Disclosure [Line Items]
Repurchased shares (in Shares)	[1]		616,346
Repurchased value			$ 318,882

[1]	During the year ended April 30, 2023, the Company repurchased 616,346 Class B ordinary shares from the immediate holding company, amounting to US$318,882.